400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 2059 Fax +1 415 618 5462 andrew.josef@blackrock.com

June 6, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Global High Yield Corporate Bond Fund, a series of iShares, Inc.

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filed on May 24, 2012 to the Prospectus and Statement of Additional Information, each dated March 29, 2012 (as revised May 24, 2012), for the iShares Global High Yield Corporate Bond Fund (the “Fund”). The purpose of the filing is to submit the 497 filed on May 24, 2012 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Very truly yours,

/s/ Andrew Josef
Andrew Josef

cc: Benjamin Haskin, Esq.